LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.91%
Aerospace & Defense–1.09%
†AAR Corp.	11,288	$671,975
†Astronics Corp.	12,502	198,282
Curtiss-Wright Corp.	4,657	911,049
Kaman Corp.	13,326	261,856
†Kratos Defense & Security Solutions, Inc.	60,309	905,841
Moog, Inc. Class A	6,068	685,441
National Presto Industries, Inc.	1,819	131,805
†Parsons Corp.	15,715	854,110
Textron, Inc.	12,339	964,169
		5,584,528
Air Freight & Logistics–0.22%
†Air Transport Services Group, Inc.	16,750	349,573
†GXO Logistics, Inc.	2,531	148,443
†Hub Group, Inc. Class A	7,791	611,905
		1,109,921
Automobile Components–1.40%
†Adient PLC	12,656	464,475
†American Axle & Manufacturing Holdings, Inc.	51,694	375,298
BorgWarner, Inc.	51,446	2,076,875
Dana, Inc.	44,326	650,262
†Fox Factory Holding Corp.	5,224	517,594
†Goodyear Tire & Rubber Co.	51,559	640,878
†Holley, Inc.	24,774	123,622
†Modine Manufacturing Co.	22,398	1,024,709
Patrick Industries, Inc.	9,386	704,513
Phinia, Inc.	10,448	279,902
†Solid Power, Inc.	70,428	142,265
†Stoneridge, Inc.	8,881	178,242
		7,178,635
Automobiles–0.18%
Harley-Davidson, Inc.	3,454	114,189
Winnebago Industries, Inc.	13,391	796,095
		910,284
Banks–8.76%
ACNB Corp.	3,933	124,322
Amalgamated Financial Corp.	8,477	145,974
Associated Banc-Corp.	73,332	1,254,711
Atlantic Union Bankshares Corp.	36,237	1,042,901
†Axos Financial, Inc.	27,319	1,034,297
Banc of California, Inc.	26,321	325,854
†Bancorp, Inc.	26,166	902,727
Bank OZK	51,974	1,926,676
BankUnited, Inc.	36,649	831,932
Bar Harbor Bankshares	7,224	170,703
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
BOK Financial Corp.	13,891	$1,111,002
Burke & Herbert Financial Services Corp.	3,218	149,524
Business First Bancshares, Inc.	11,561	216,884
Byline Bancorp, Inc.	11,689	230,390
Capital City Bank Group, Inc.	6,360	189,719
Cathay General Bancorp	23,174	805,528
Central Pacific Financial Corp.	12,507	208,617
City Holding Co.	7,136	644,738
†Coastal Financial Corp.	5,033	215,966
†Customers Bancorp, Inc.	13,734	473,136
CVB Financial Corp.	57,897	959,353
Eagle Bancorp, Inc.	15,050	322,823
East West Bancorp, Inc.	22,853	1,204,582
Equity Bancshares, Inc. Class A	7,001	168,514
Esquire Financial Holdings, Inc.	3,340	152,605
FB Financial Corp.	11,843	335,868
Financial Institutions, Inc.	7,061	118,837
First BanCorp	49,079	660,603
First Citizens BancShares, Inc. Class A	2,677	3,694,528
First Financial Bancorp	45,714	895,994
FNB Corp.	168,737	1,820,672
Hanmi Financial Corp.	14,640	237,607
Heartland Financial USA, Inc.	19,693	579,565
Hilltop Holdings, Inc.	22,469	637,221
HomeTrust Bancshares, Inc.	7,414	160,661
Hope Bancorp, Inc.	55,700	492,945
Horizon Bancorp, Inc.	20,815	222,304
Independent Bank Corp.	9,802	179,769
Kearny Financial Corp.	27,119	187,935
Mercantile Bank Corp.	7,542	233,123
Metrocity Bankshares, Inc.	8,508	167,437
†Metropolitan Bank Holding Corp.	4,974	180,457
Midland States Bancorp, Inc.	10,039	206,201
MidWestOne Financial Group, Inc.	6,788	138,000
New York Community Bancorp, Inc.	164,777	1,868,571
OceanFirst Financial Corp.	27,383	396,232
OFG Bancorp	22,170	661,996
Old Second Bancorp, Inc.	21,209	288,655
Pathward Financial, Inc.	13,178	607,374
Peoples Financial Services Corp.	3,351	134,375
Preferred Bank	6,381	397,217
Premier Financial Corp.	17,030	290,532
Republic Bancorp, Inc. Class A	4,146	182,631
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–1

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
S&T Bancorp, Inc.	18,640	$504,771
ServisFirst Bancshares, Inc.	13,334	695,635
Sierra Bancorp	6,584	124,833
South Plains Financial, Inc.	5,663	149,730
Southside Bancshares, Inc.	14,185	407,110
Synovus Financial Corp.	17,703	492,143
Trustmark Corp.	29,019	630,583
UMB Financial Corp.	10,324	640,604
Valley National Bancorp	208,234	1,782,483
Veritex Holdings, Inc.	24,539	440,475
Washington Federal, Inc.	21,064	539,660
Webster Financial Corp.	78,619	3,169,132
Western Alliance Bancorp	47,798	2,197,274
Zions Bancorp NA	70,136	2,447,045
		45,012,266
Beverages–0.44%
†Celsius Holdings, Inc.	5,167	886,657
MGP Ingredients, Inc.	3,773	397,976
†National Beverage Corp.	11,001	517,267
Primo Water Corp.	12,258	169,161
†Vita Coco Co., Inc.	10,429	271,571
		2,242,632
Biotechnology–6.65%
†4D Molecular Therapeutics, Inc.	14,351	182,688
†89bio, Inc.	26,380	407,307
†ACADIA Pharmaceuticals, Inc.	21,736	452,978
†ADMA Biologics, Inc.	95,922	343,401
†Agenus, Inc.	163,424	184,669
†Akero Therapeutics, Inc.	21,198	1,072,195
†Alector, Inc.	28,537	184,920
†Alkermes PLC	73,411	2,056,242
†Allogene Therapeutics, Inc.	23,263	73,744
†Alpine Immune Sciences, Inc.	8,315	95,207
†Amicus Therapeutics, Inc.	48,514	589,930
†Anavex Life Sciences Corp.	13,840	90,652
†Arcellx, Inc.	18,243	654,559
†Arcturus Therapeutics Holdings, Inc.	9,579	244,743
†Arcutis Biotherapeutics, Inc.	24,783	131,598
†Ardelyx, Inc.	46,745	190,720
†Aurinia Pharmaceuticals, Inc.	62,991	489,440
†Avid Bioservices, Inc.	30,882	291,526
†Avita Medical, Inc.	5,556	81,173
†Biohaven Ltd.	10,809	281,142
†Cabaletta Bio, Inc.	12,065	183,629
†CareDx, Inc.	24,632	172,424
†Catalyst Pharmaceuticals, Inc.	17,527	204,891
†Cytokinetics, Inc.	44,867	1,321,782
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Day One Biopharmaceuticals, Inc.	24,370	$299,020
†Denali Therapeutics, Inc.	56,876	1,173,352
†Disc Medicine, Inc.	3,766	176,927
†Dynavax Technologies Corp.	57,216	845,080
†Dyne Therapeutics, Inc.	20,395	182,739
†Entrada Therapeutics, Inc.	8,906	140,715
†Exact Sciences Corp.	17,511	1,194,600
†Exelixis, Inc.	32,472	709,513
†Halozyme Therapeutics, Inc.	63,824	2,438,077
†HilleVax, Inc.	9,908	133,263
†Ideaya Biosciences, Inc.	25,810	696,354
†ImmunoGen, Inc.	112,330	1,782,677
†Insmed, Inc.	5,478	138,319
†Intellia Therapeutics, Inc.	3,374	106,686
†Intercept Pharmaceuticals, Inc.	11,638	215,768
†Iovance Biotherapeutics, Inc.	15,058	68,514
†Karuna Therapeutics, Inc.	6,171	1,043,454
†Kiniksa Pharmaceuticals Ltd. Class A	15,217	264,319
†Krystal Biotech, Inc.	10,186	1,181,576
†Kura Oncology, Inc.	31,564	287,864
†Lyell Immunopharma, Inc.	83,215	122,326
†MacroGenics, Inc.	30,392	141,627
†MannKind Corp.	110,335	455,684
†MiMedx Group, Inc.	51,004	371,819
†Mirati Therapeutics, Inc.	22,180	966,161
†Morphic Holding, Inc.	12,830	293,935
†Myriad Genetics, Inc.	38,661	620,122
†Natera, Inc.	17,681	782,384
†Novavax, Inc.	22,529	163,110
†Nurix Therapeutics, Inc.	22,482	176,708
†Nuvalent, Inc. Class A	11,456	526,632
†Olema Pharmaceuticals, Inc.	12,771	157,722
†ORIC Pharmaceuticals, Inc.	17,924	108,440
†Point Biopharma Global, Inc.	37,832	252,339
†ProKidney Corp.	20,186	92,452
†PTC Therapeutics, Inc.	21,633	484,796
†TG Therapeutics, Inc.	34,311	286,840
†Twist Bioscience Corp.	26,870	544,386
†Ultragenyx Pharmaceutical, Inc.	9,992	356,215
†UroGen Pharma Ltd.	9,197	128,850
†Vanda Pharmaceuticals, Inc.	18,308	79,091
†Vaxcyte, Inc.	33,743	1,720,218
†Veracyte, Inc.	34,105	761,565
†Vericel Corp.	21,814	731,205
†Viking Therapeutics, Inc.	46,059	509,873
†Voyager Therapeutics, Inc.	14,801	114,708
†Zymeworks, Inc.	25,128	159,312
		34,168,897
Broadline Retail–0.08%
Dillard's, Inc. Class A	631	208,741
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–2

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Broadline Retail (continued)
Macy's, Inc.	16,410	$190,520
		399,261
Building Products–1.47%
†American Woodmark Corp.	7,952	601,251
Apogee Enterprises, Inc.	10,729	505,121
†Builders FirstSource, Inc.	21,675	2,698,321
Griffon Corp.	13,131	520,907
†JELD-WEN Holding, Inc.	36,576	488,655
†Masterbrand, Inc.	44,133	536,216
Quanex Building Products Corp.	15,678	441,649
UFP Industries, Inc.	17,250	1,766,400
		7,558,520
Capital Markets–1.57%
Affiliated Managers Group, Inc.	8,454	1,101,894
Artisan Partners Asset Management, Inc. Class A	27,128	1,015,130
†AssetMark Financial Holdings, Inc.	10,701	268,381
†Avantax, Inc.	19,231	491,929
B Riley Financial, Inc.	8,717	357,310
Cboe Global Markets, Inc.	1,109	173,237
Evercore, Inc. Class A	13,756	1,896,677
Invesco Ltd.	20,665	300,056
Janus Henderson Group PLC	21,192	547,177
MarketAxess Holdings, Inc.	1,070	228,595
†StoneX Group, Inc.	1,278	123,864
Victory Capital Holdings, Inc. Class A	13,119	437,387
WisdomTree, Inc.	67,621	473,347
XP, Inc. Class A	28,031	646,115
		8,061,099
Chemicals–1.60%
AdvanSix, Inc.	12,767	396,798
†Aspen Aerogels, Inc.	24,538	211,027
Avient Corp.	12,740	449,977
Chase Corp.	3,549	451,539
†Ecovyst, Inc.	38,445	378,299
Hawkins, Inc.	9,219	542,538
HB Fuller Co.	7,646	524,592
Innospec, Inc.	11,277	1,152,510
Koppers Holdings, Inc.	9,757	385,889
†Livent Corp.	77,326	1,423,572
†LSB Industries, Inc.	10,985	112,377
Minerals Technologies, Inc.	7,914	433,371
Orion SA	27,265	580,199
Quaker Chemical Corp.	3,594	575,040
Scotts Miracle-Gro Co.	1,952	100,879
Tronox Holdings PLC Class A	37,614	505,532
		8,224,139
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies–1.61%
ACCO Brands Corp.	42,458	$243,709
†ACV Auctions, Inc. Class A	60,224	914,200
†BrightView Holdings, Inc.	20,040	155,310
Brink's Co.	13,267	963,715
†Cimpress PLC	7,779	544,608
†Clean Harbors, Inc.	13,146	2,200,114
†GEO Group, Inc.	55,845	456,812
Healthcare Services Group, Inc.	33,376	348,112
HNI Corp.	18,530	641,694
†Liquidity Services, Inc.	11,508	202,771
Matthews International Corp. Class A	13,693	532,795
MillerKnoll, Inc.	14,156	346,114
Steelcase, Inc. Class A	41,789	466,783
VSE Corp.	5,050	254,722
		8,271,459
Communications Equipment–0.82%
†Aviat Networks, Inc.	5,302	165,422
†Clearfield, Inc.	6,027	172,734
†Extreme Networks, Inc.	61,051	1,478,044
†Harmonic, Inc.	26,800	258,084
†Infinera Corp.	23,439	97,975
†NetScout Systems, Inc.	32,442	909,025
†Viasat, Inc.	25,728	474,939
†Viavi Solutions, Inc.	71,541	653,885
		4,210,108
Construction & Engineering–1.37%
Arcosa, Inc.	2,916	209,660
Comfort Systems USA, Inc.	8,879	1,513,070
EMCOR Group, Inc.	13,327	2,803,868
Granite Construction, Inc.	13,001	494,298
†IES Holdings, Inc.	3,948	260,055
†MYR Group, Inc.	5,354	721,505
†Sterling Infrastructure, Inc.	14,002	1,028,867
		7,031,323
Construction Materials–0.22%
Eagle Materials, Inc.	4,138	689,060
†Summit Materials, Inc. Class A	7,851	244,480
U.S. Lime & Minerals, Inc.	979	196,779
		1,130,319
Consumer Finance–0.66%
Bread Financial Holdings, Inc.	24,868	850,485
†Enova International, Inc.	14,271	725,966
Navient Corp.	44,226	761,572
OneMain Holdings, Inc.	18,345	735,451
†Upstart Holdings, Inc.	3,989	113,846
†World Acceptance Corp.	1,551	197,070
		3,384,390
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–3

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–0.53%
Andersons, Inc.	14,281	$735,614
PriceSmart, Inc.	3,427	255,072
†Sprouts Farmers Market, Inc.	31,782	1,360,269
†United Natural Foods, Inc.	28,214	398,946
		2,749,901
Containers & Packaging–0.24%
Avery Dennison Corp.	627	114,534
Greif, Inc. Class B	2,510	167,066
Myers Industries, Inc.	17,658	316,608
†O-I Glass, Inc.	39,081	653,825
		1,252,033
Diversified Consumer Services–1.10%
†2U, Inc.	37,931	93,690
†Adtalem Global Education, Inc.	7,348	314,862
†Chegg, Inc.	52,498	468,282
†Duolingo, Inc.	4,501	746,581
†Frontdoor, Inc.	38,492	1,177,470
†Grand Canyon Education, Inc.	11,943	1,395,898
Perdoceo Education Corp.	32,737	559,803
†Stride, Inc.	19,978	899,609
		5,656,195
Diversified REITs–0.70%
Alexander & Baldwin, Inc.	23,274	389,374
American Assets Trust, Inc.	19,680	382,776
Armada Hoffler Properties, Inc.	31,932	326,984
Broadstone Net Lease, Inc.	33,430	478,049
Empire State Realty Trust, Inc. Class A	62,264	500,602
Essential Properties Realty Trust, Inc.	70,379	1,522,298
		3,600,083
Diversified Telecommunication Services–0.56%
†Anterix, Inc.	8,471	265,820
†EchoStar Corp. Class A	16,363	274,080
†Frontier Communications Parent, Inc.	31,493	492,866
Iridium Communications, Inc.	18,894	859,488
†Liberty Latin America Ltd. Class A	78,480	640,396
†Lumen Technologies, Inc.	146,509	208,043
†Ooma, Inc.	10,488	136,449
		2,877,142
Electric Utilities–0.71%
Genie Energy Ltd. Class B	9,429	138,889
Hawaiian Electric Industries, Inc.	52,776	649,673
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Otter Tail Corp.	19,345	$1,468,672
Portland General Electric Co.	34,653	1,402,754
		3,659,988
Electrical Equipment–1.84%
†Array Technologies, Inc.	44,539	988,320
†Atkore, Inc.	13,037	1,944,990
†Babcock & Wilcox Enterprises, Inc.	23,155	97,483
†Bloom Energy Corp. Class A	42,816	567,740
Encore Wire Corp.	4,966	906,096
EnerSys	4,435	419,861
†Enovix Corp.	27,003	338,888
†Fluence Energy, Inc.	14,454	332,297
LSI Industries, Inc.	12,785	203,026
nVent Electric PLC	43,116	2,284,717
Powell Industries, Inc.	4,384	363,434
Preformed Line Products Co.	1,137	184,853
†Shoals Technologies Group, Inc. Class A	22,940	418,655
†Thermon Group Holdings, Inc.	15,812	434,356
		9,484,716
Electronic Equipment, Instruments & Components–2.97%
†Arlo Technologies, Inc.	41,224	424,607
†Arrow Electronics, Inc.	4,353	545,170
Badger Meter, Inc.	13,512	1,943,971
Bel Fuse, Inc. Class B	4,677	223,186
Belden, Inc.	19,241	1,857,719
Crane NXT Co.	1,827	101,526
†Daktronics, Inc.	18,455	164,619
†Evolv Technologies Holdings, Inc.	53,446	259,748
†FARO Technologies, Inc.	9,671	147,289
†Insight Enterprises, Inc.	8,590	1,249,845
†Itron, Inc.	1,546	93,657
Jabil, Inc.	28,366	3,599,362
†Knowles Corp.	42,741	632,994
Napco Security Technologies, Inc.	14,599	324,828
†nLight, Inc.	21,121	219,658
†OSI Systems, Inc.	7,405	874,086
†PAR Technology Corp.	12,477	480,864
PC Connection, Inc.	3,016	160,994
†Sanmina Corp.	23,527	1,277,046
Vontier Corp.	22,373	691,773
		15,272,942
Energy Equipment & Services–2.74%
Archrock, Inc.	63,267	797,164
Cactus, Inc. Class A	16,313	819,076
ChampionX Corp.	48,088	1,712,895
†DMC Global, Inc.	9,099	222,652
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–4

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Helmerich & Payne, Inc.	48,671	$2,051,969
Liberty Energy, Inc. Class A	64,474	1,194,058
†Newpark Resources, Inc.	35,347	244,248
†Oceaneering International, Inc.	47,798	1,229,365
Patterson-UTI Energy, Inc.	69,265	958,628
†ProPetro Holding Corp.	47,792	508,029
RPC, Inc.	36,269	324,245
TechnipFMC PLC	18,133	368,825
†TETRA Technologies, Inc.	60,290	384,650
†Tidewater, Inc.	22,469	1,596,872
†Valaris Ltd.	6,231	467,200
†Weatherford International PLC	13,348	1,205,725
		14,085,601
Entertainment–0.52%
†Atlanta Braves Holdings, Inc. Class A	4,792	187,223
†Cinemark Holdings, Inc.	35,024	642,690
†IMAX Corp.	22,226	429,406
†Madison Square Garden Entertainment Corp.	13,938	458,700
Madison Square Garden Sports Corp.	1,119	197,280
Marcus Corp.	10,805	167,478
†Playstudios, Inc.	34,114	108,483
†Sphere Entertainment Co.	12,414	461,304
		2,652,564
Financial Services–2.21%
A-Mark Precious Metals, Inc.	2,978	87,345
Banco Latinoamericano de Comercio Exterior SA	13,385	283,762
Corebridge Financial, Inc.	57,629	1,138,173
Enact Holdings, Inc.	4,252	115,782
Essent Group Ltd.	21,951	1,038,063
EVERTEC, Inc.	30,756	1,143,508
Federal Agricultural Mortgage Corp. Class C	4,251	655,929
†Flywire Corp.	11,339	361,601
†International Money Express, Inc.	14,995	253,865
†Marqeta, Inc. Class A	16,229	97,050
Merchants Bancorp	7,570	209,840
MGIC Investment Corp.	33,198	554,075
†Mr Cooper Group, Inc.	10,379	555,899
†NMI Holdings, Inc. Class A	36,790	996,641
†Pagseguro Digital Ltd. Class A	95,723	824,175
Radian Group, Inc.	73,791	1,852,892
†Repay Holdings Corp.	39,048	296,374
Western Union Co.	69,623	917,631
		11,382,605
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products–1.10%
Calavo Growers, Inc.	3,663	$92,417
Cal-Maine Foods, Inc.	18,303	886,231
Dole PLC	34,025	394,009
Fresh Del Monte Produce, Inc.	10,804	279,175
†Freshpet, Inc.	12,807	843,725
†Hain Celestial Group, Inc.	43,575	451,873
†Hostess Brands, Inc.	17,360	578,262
John B Sanfilippo & Son, Inc.	897	88,624
†Post Holdings, Inc.	14,647	1,255,834
†Sovos Brands, Inc.	10,100	227,755
†SunOpta, Inc.	43,815	147,657
Utz Brands, Inc.	30,302	406,956
		5,652,518
Gas Utilities–0.78%
National Fuel Gas Co.	42,802	2,221,852
ONE Gas, Inc.	25,899	1,768,383
		3,990,235
Ground Transportation–0.55%
Covenant Logistics Group, Inc.	4,034	176,891
Landstar System, Inc.	561	99,263
Marten Transport Ltd.	21,834	430,348
Ryder System, Inc.	14,744	1,576,871
Schneider National, Inc. Class B	20,006	553,966
		2,837,339
Health Care Equipment & Supplies–3.53%
†Accuray, Inc.	45,031	122,484
†Alphatec Holdings, Inc.	13,189	171,061
†Artivion, Inc.	14,383	218,046
†AtriCure, Inc.	18,180	796,284
†Axonics, Inc.	14,887	835,458
†Butterfly Network, Inc.	63,845	75,337
CONMED Corp.	12,323	1,242,775
DENTSPLY SIRONA, Inc.	55,085	1,881,704
†Haemonetics Corp.	18,433	1,651,228
†Inari Medical, Inc.	8,834	577,744
†Inmode Ltd.	11,447	348,676
†Inspire Medical Systems, Inc.	5,080	1,008,075
†Integer Holdings Corp.	5,015	393,326
†Integra LifeSciences Holdings Corp.	5,136	196,144
iRadimed Corp.	3,660	162,394
†iRhythm Technologies, Inc.	5,914	557,454
†Lantheus Holdings, Inc.	15,680	1,089,446
†LivaNova PLC	17,535	927,251
†Neogen Corp.	25,036	464,167
†Nevro Corp.	16,193	311,230
=†OmniAb, Inc. Earnout Shares	8,030	0
=†OmniAb, Inc. Earnout Shares.	8,030	0
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–5

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Omnicell, Inc.	5,027	$226,416
†OraSure Technologies, Inc.	34,603	205,196
†Orthofix Medical, Inc.	16,927	217,681
†Pulmonx Corp.	17,857	184,463
†RxSight, Inc.	12,593	351,219
†Shockwave Medical, Inc.	4,698	935,372
†SI-BONE, Inc.	15,388	326,841
†Silk Road Medical, Inc.	18,461	276,730
†STAAR Surgical Co.	14,728	591,771
†Surmodics, Inc.	6,773	217,346
†Tactile Systems Technology, Inc.	10,967	154,086
†Tandem Diabetes Care, Inc.	10,883	226,040
†TransMedics Group, Inc.	8,358	457,601
†UFP Technologies, Inc.	3,094	499,526
Utah Medical Products, Inc.	1,630	140,180
†Zimvie, Inc.	12,237	115,150
		18,155,902
Health Care Providers & Services–2.42%
†23andMe Holding Co. Class A	67,395	65,892
†Accolade, Inc.	32,571	344,601
†AdaptHealth Corp.	25,515	232,187
†Addus HomeCare Corp.	6,728	573,158
†AMN Healthcare Services, Inc.	2,847	242,507
†Apollo Medical Holdings, Inc.	16,298	502,793
†Brookdale Senior Living, Inc.	80,991	335,303
Chemed Corp.	2,117	1,100,205
†Community Health Systems, Inc.	55,523	161,017
†Cross Country Healthcare, Inc.	5,837	144,699
†DocGo, Inc.	37,486	199,800
Encompass Health Corp.	15,033	1,009,616
†Fulgent Genetics, Inc.	10,069	269,245
†Guardant Health, Inc.	37,763	1,119,295
†HealthEquity, Inc.	8,681	634,147
†Hims & Hers Health, Inc.	58,965	370,890
National Research Corp.	6,763	300,074
†NeoGenomics, Inc.	60,764	747,397
†OPKO Health, Inc.	193,867	310,187
†Option Care Health, Inc.	9,714	314,248
†Owens & Minor, Inc.	34,561	558,506
†Pennant Group, Inc.	12,704	141,396
†PetIQ, Inc.	13,073	257,538
†Privia Health Group, Inc.	8,786	202,078
†Progyny, Inc.	33,723	1,147,257
†RadNet, Inc.	9,160	258,220
†Surgery Partners, Inc.	14,806	433,076
Universal Health Services, Inc. Class B	3,723	468,093
		12,443,425
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care REITs–0.69%
CareTrust REIT, Inc.	6,822	$139,851
Diversified Healthcare Trust	114,245	221,635
Global Medical REIT, Inc.	29,119	261,198
Medical Properties Trust, Inc.	234,085	1,275,763
National Health Investors, Inc.	19,734	1,013,538
Omega Healthcare Investors, Inc.	16,567	549,362
Physicians Realty Trust	8,788	107,126
		3,568,473
Health Care Technology–0.61%
†Certara, Inc.	6,186	89,944
†Definitive Healthcare Corp.	21,303	170,211
†Doximity, Inc. Class A	5,840	123,925
†Evolent Health, Inc. Class A	3,989	108,620
†Health Catalyst, Inc.	26,194	265,083
HealthStream, Inc.	11,651	251,429
†Multiplan Corp.	169,225	284,298
†Phreesia, Inc.	22,685	423,756
†Schrodinger, Inc.	17,836	504,224
†Sharecare, Inc.	110,651	104,056
Simulations Plus, Inc.	7,623	317,879
†Veradigm, Inc.	36,728	482,606
		3,126,031
Hotel & Resort REITs–0.66%
Chatham Lodging Trust	10,494	100,427
Pebblebrook Hotel Trust	35,158	477,797
RLJ Lodging Trust	76,491	748,847
Ryman Hospitality Properties, Inc.	9,796	815,811
Summit Hotel Properties, Inc.	50,142	290,824
Sunstone Hotel Investors, Inc.	100,428	939,002
		3,372,708
Hotels, Restaurants & Leisure–1.96%
†BJ's Restaurants, Inc.	10,897	255,644
Bloomin' Brands, Inc.	40,185	988,149
Bluegreen Vacations Holding Corp.	5,296	194,257
Boyd Gaming Corp.	16,916	1,029,000
†Chuy's Holdings, Inc.	8,476	301,576
Cracker Barrel Old Country Store, Inc.	4,303	289,162
El Pollo Loco Holdings, Inc.	13,540	121,183
†Everi Holdings, Inc.	33,157	438,336
International Game Technology PLC	37,333	1,131,937
Krispy Kreme, Inc.	7,264	90,582
†Lindblad Expeditions Holdings, Inc.	15,285	110,052
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–6

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Monarch Casino & Resort, Inc.	6,291	$390,671
†PlayAGS, Inc.	17,294	112,757
†Portillo's, Inc. Class A	10,024	154,269
RCI Hospitality Holdings, Inc.	4,100	248,706
†Shake Shack, Inc. Class A	5,557	322,695
†Six Flags Entertainment Corp.	18,630	437,991
†Sweetgreen, Inc. Class A	39,058	458,932
†Target Hospitality Corp.	14,972	237,755
Texas Roadhouse, Inc.	4,423	425,050
Travel & Leisure Co.	15,455	567,662
Vail Resorts, Inc.	1,859	412,494
Wingstop, Inc.	7,413	1,333,154
		10,052,014
Household Durables–1.65%
†Beazer Homes USA, Inc.	13,184	328,413
†Cavco Industries, Inc.	2,041	542,212
†Green Brick Partners, Inc.	9,718	403,394
†Helen of Troy Ltd.	7,272	847,624
†Hovnanian Enterprises, Inc. Class A	2,028	206,166
Installed Building Products, Inc.	10,885	1,359,428
KB Home	4,480	207,334
La-Z-Boy, Inc.	20,328	627,729
†M/I Homes, Inc.	6,411	538,780
MDC Holdings, Inc.	21,742	896,423
†Skyline Champion Corp.	1,936	123,362
†Sonos, Inc.	36,727	474,146
†Taylor Morrison Home Corp.	36,006	1,534,216
†Tri Pointe Homes, Inc.	14,482	396,083
		8,485,310
Household Products–0.27%
†Central Garden & Pet Co. Class A	8,672	347,660
Oil-Dri Corp. of America	2,370	146,348
Spectrum Brands Holdings, Inc.	11,481	899,536
		1,393,544
Independent Power and Renewable Electricity Producers–0.84%
Brookfield Renewable Corp. Class A	10,386	248,641
Clearway Energy, Inc. Class C	19,271	407,774
†Sunnova Energy International, Inc.	28,532	298,730
Vistra Corp.	101,160	3,356,489
		4,311,634
Industrial REITs–0.37%
Americold Realty Trust, Inc.	14,123	429,481
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial REITs (continued)
First Industrial Realty Trust, Inc.	5,581	$265,600
Innovative Industrial Properties, Inc.	13,299	1,006,202
Terreno Realty Corp.	3,600	204,480
		1,905,763
Insurance–1.99%
†Ambac Financial Group, Inc.	21,518	259,507
Assurant, Inc.	1,676	240,640
Assured Guaranty Ltd.	26,904	1,628,230
†BRP Group, Inc. Class A	8,156	189,464
Everest Group Ltd.	1,954	726,243
†Genworth Financial, Inc. Class A	173,728	1,018,046
Kinsale Capital Group, Inc.	2,959	1,225,411
National Western Life Group, Inc. Class A	934	408,616
Primerica, Inc.	9,341	1,812,247
†SiriusPoint Ltd.	43,699	444,419
†Trupanion, Inc.	19,031	536,674
White Mountains Insurance Group Ltd.	1,147	1,715,557
		10,205,054
Interactive Media & Services–0.84%
†Bumble, Inc. Class A	48,015	716,384
†Cargurus, Inc.	29,467	516,262
†Cars.com, Inc.	30,512	514,432
†IAC, Inc.	8,622	434,463
†QuinStreet, Inc.	17,476	156,760
Shutterstock, Inc.	11,717	445,832
†Vimeo, Inc.	72,930	258,172
†Yelp, Inc.	30,465	1,267,039
		4,309,344
IT Services–0.49%
†BigCommerce Holdings, Inc.	32,111	316,935
†DXC Technology Co.	15,807	329,260
Hackett Group, Inc.	11,147	262,958
†Kyndryl Holdings, Inc.	58,923	889,737
†Squarespace, Inc. Class A	19,641	569,000
†Thoughtworks Holding, Inc.	42,335	172,727
		2,540,617
Leisure Products–0.45%
Acushnet Holdings Corp.	14,325	759,798
Johnson Outdoors, Inc. Class A	2,586	141,428
†Malibu Boats, Inc. Class A	9,732	477,063
†MasterCraft Boat Holdings, Inc.	8,439	187,515
†Vista Outdoor, Inc.	18,234	603,910
†YETI Holdings, Inc.	2,816	135,787
		2,305,501
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–7

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–0.43%
Bruker Corp.	1,573	$97,998
†CryoPort, Inc.	11,970	164,109
†MaxCyte, Inc.	42,784	133,486
†Medpace Holdings, Inc.	4,121	997,818
Mesa Laboratories, Inc.	2,458	258,262
†Pacific Biosciences of California, Inc.	10,915	91,140
†Quanterix Corp.	16,886	458,286
		2,201,099
Machinery–4.23%
AGCO Corp.	4,118	487,077
Alamo Group, Inc.	4,593	793,946
†Chart Industries, Inc.	3,662	619,318
Columbus McKinnon Corp.	13,595	474,602
Donaldson Co., Inc.	46,480	2,772,067
ESCO Technologies, Inc.	11,951	1,248,163
Federal Signal Corp.	21,395	1,277,923
Greenbrier Cos., Inc.	7,164	286,560
Helios Technologies, Inc.	1,673	92,818
Hyster-Yale Materials Handling, Inc.	4,648	207,208
Kadant, Inc.	2,651	597,933
Lincoln Electric Holdings, Inc.	15,127	2,749,937
†Manitowoc Co., Inc.	16,353	246,113
Miller Industries, Inc.	5,402	211,812
Mueller Industries, Inc.	20,851	1,567,161
†Nikola Corp.	97,072	152,403
Snap-on, Inc.	13,172	3,359,650
Standex International Corp.	5,556	809,454
Terex Corp.	30,028	1,730,213
Wabash National Corp.	22,453	474,207
Watts Water Technologies, Inc. Class A	9,117	1,575,600
		21,734,165
Marine Transportation–0.22%
Matson, Inc.	12,927	1,146,883
		1,146,883
Media–0.75%
†AMC Networks, Inc. Class A	14,561	171,529
†DISH Network Corp. Class A	120,064	703,575
†Gannett Co., Inc.	65,016	159,289
Gray Television, Inc.	38,728	267,998
†Integral Ad Science Holding Corp.	16,865	200,525
John Wiley & Sons, Inc. Class A	17,755	659,953
†Magnite, Inc.	64,552	486,722
Nexstar Media Group, Inc. Class A	2,049	293,765
Sinclair, Inc.	16,242	182,235
†Stagwell, Inc.	35,809	167,944
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†TechTarget, Inc.	12,416	$376,950
†Thryv Holdings, Inc.	10,804	202,791
		3,873,276
Metals & Mining–1.91%
Alpha Metallurgical Resources, Inc.	6,192	1,608,248
Arch Resources, Inc.	7,445	1,270,564
†Century Aluminum Co.	24,618	177,004
†Constellium SE	31,587	574,883
Materion Corp.	5,390	549,295
†MP Materials Corp.	18,674	356,673
Olympic Steel, Inc.	4,340	243,951
Royal Gold, Inc.	3,841	408,414
Ryerson Holding Corp.	8,689	252,763
SunCoke Energy, Inc.	40,160	407,624
†TimkenSteel Corp.	10,171	220,914
U.S. Steel Corp.	76,740	2,492,515
Warrior Met Coal, Inc.	24,656	1,259,429
		9,822,277
Mortgage Real Estate Investment Trusts (REITs)–0.99%
AGNC Investment Corp.	39,573	373,569
Arbor Realty Trust, Inc.	78,098	1,185,528
Blackstone Mortgage Trust, Inc. Class A	9,699	210,953
Franklin BSP Realty Trust, Inc.	39,483	522,755
Invesco Mortgage Capital, Inc.	19,908	199,279
Ladder Capital Corp.	43,137	442,586
MFA Financial, Inc.	48,642	467,450
Redwood Trust, Inc.	54,401	387,879
Rithm Capital Corp.	139,243	1,293,567
		5,083,566
Multi-Utilities–0.39%
Black Hills Corp.	15,241	771,042
NorthWestern Corp.	19,427	933,662
Unitil Corp.	7,625	325,664
		2,030,368
Office REITs–0.85%
Cousins Properties, Inc.	48,871	995,502
Easterly Government Properties, Inc.	45,351	518,362
Highwoods Properties, Inc.	50,110	1,032,767
Piedmont Office Realty Trust, Inc. Class A	59,016	331,670
Vornado Realty Trust	65,428	1,483,907
		4,362,208
Oil, Gas & Consumable Fuels–4.50%
†Amplify Energy Corp.	17,033	125,193
Ardmore Shipping Corp.	20,349	264,740
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–8

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Berry Corp.	36,452	$298,906
†Callon Petroleum Co.	29,484	1,153,414
Civitas Resources, Inc.	33,117	2,678,172
Comstock Resources, Inc.	25,388	280,030
CONSOL Energy, Inc.	3,737	392,049
CVR Energy, Inc.	9,979	339,585
DHT Holdings, Inc.	11,613	119,614
Dorian LPG Ltd.	11,672	335,337
†Earthstone Energy, Inc. Class A	20,643	417,814
Equitrans Midstream Corp.	63,232	592,484
†Gulfport Energy Corp.	4,811	570,873
International Seaways, Inc.	15,365	691,425
†Kosmos Energy Ltd.	69,020	564,584
Matador Resources Co.	40,748	2,423,691
Nordic American Tankers Ltd.	101,151	416,742
Northern Oil & Gas, Inc.	16,310	656,151
†Par Pacific Holdings, Inc.	19,606	704,640
PBF Energy, Inc. Class A	46,333	2,480,206
Peabody Energy Corp.	59,528	1,547,133
Permian Resources Corp.	51,497	718,898
Riley Exploration Permian, Inc.	4,214	133,963
SandRidge Energy, Inc.	15,090	236,309
Scorpio Tankers, Inc.	11,016	596,186
†SilverBow Resources, Inc.	5,725	204,783
SM Energy Co.	57,420	2,276,703
†Teekay Corp.	32,454	200,241
Teekay Tankers Ltd. Class A	12,029	500,767
†Tellurian, Inc.	260,786	302,512
VAALCO Energy, Inc.	51,412	225,699
†Vital Energy, Inc.	8,153	451,839
†W&T Offshore, Inc.	47,316	207,244
		23,107,927
Paper & Forest Products–0.08%
†Clearwater Paper Corp.	7,192	260,710
Sylvamo Corp.	3,658	160,732
		421,442
Passenger Airlines–0.37%
†Alaska Air Group, Inc.	6,781	251,439
Allegiant Travel Co.	7,580	582,599
†American Airlines Group, Inc.	6,154	78,833
†SkyWest, Inc.	23,512	986,093
		1,898,964
Personal Care Products–0.83%
†BellRing Brands, Inc.	2,959	122,000
†elf Beauty, Inc.	15,111	1,659,641
†Herbalife Ltd.	45,450	635,845
Inter Parfums, Inc.	8,485	1,139,875
Medifast, Inc.	5,049	377,918
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products (continued)
†USANA Health Sciences, Inc.	5,468	$320,479
		4,255,758
Pharmaceuticals–1.67%
†Amneal Pharmaceuticals, Inc.	53,074	223,972
†Amphastar Pharmaceuticals, Inc.	16,969	780,404
†ANI Pharmaceuticals, Inc.	6,148	356,953
†Cassava Sciences, Inc.	8,398	139,743
†Collegium Pharmaceutical, Inc.	16,195	361,958
†Corcept Therapeutics, Inc.	30,478	830,373
†Cymabay Therapeutics, Inc.	47,389	706,570
†Elanco Animal Health, Inc.	70,756	795,298
†EyePoint Pharmaceuticals, Inc.	12,466	99,603
†Harrow, Inc.	12,409	178,317
†Innoviva, Inc.	24,416	317,164
†Intra-Cellular Therapies, Inc.	15,306	797,290
†Ligand Pharmaceuticals, Inc.	7,973	477,742
†Pacira BioSciences, Inc.	2,961	90,844
Perrigo Co. PLC	7,035	224,768
Phibro Animal Health Corp. Class A	10,100	128,977
†Pliant Therapeutics, Inc.	27,216	471,925
†Prestige Consumer Healthcare, Inc.	9,083	519,457
†Revance Therapeutics, Inc.	39,377	451,654
†Supernus Pharmaceuticals, Inc.	23,624	651,314
		8,604,326
Professional Services–2.01%
Barrett Business Services, Inc.	3,260	294,182
†Conduent, Inc.	81,832	284,775
†ExlService Holdings, Inc.	67,394	1,889,728
†Forrester Research, Inc.	5,400	156,060
†Franklin Covey Co.	6,000	257,520
Heidrick & Struggles International, Inc.	9,679	242,169
†Huron Consulting Group, Inc.	8,828	919,524
ICF International, Inc.	8,497	1,026,523
Insperity, Inc.	17,016	1,660,762
Kelly Services, Inc. Class A	15,090	274,487
Kforce, Inc.	8,913	531,750
†Legalzoom.com, Inc.	46,107	504,411
ManpowerGroup, Inc.	9,891	725,208
†NV5 Global, Inc.	1,688	162,436
†Paylocity Holding Corp.	783	142,271
Resources Connection, Inc.	15,887	236,875
†TriNet Group, Inc.	2,419	281,765
†TrueBlue, Inc.	14,881	218,304
TTEC Holdings, Inc.	9,283	243,400
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–9

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†Verra Mobility Corp.	7,640	$142,868
†Willdan Group, Inc.	5,999	122,560
		10,317,578
Real Estate Management & Development–0.64%
†Anywhere Real Estate, Inc.	53,177	341,928
eXp World Holdings, Inc.	20,616	334,804
†Forestar Group, Inc.	8,821	237,638
†FRP Holdings, Inc.	3,140	169,466
Kennedy-Wilson Holdings, Inc.	47,444	699,324
Newmark Group, Inc. Class A	63,349	407,334
†Opendoor Technologies, Inc.	110,650	292,116
†Redfin Corp.	14,026	98,743
RMR Group, Inc. Class A	4,169	102,224
St. Joe Co.	11,011	598,228
		3,281,805
Residential REITs–0.42%
Apartment Income REIT Corp.	11,946	366,742
Centerspace	7,201	433,932
Equity LifeStyle Properties, Inc.	9,087	578,933
Independence Realty Trust, Inc.	46,493	654,157
NexPoint Residential Trust, Inc.	3,788	121,898
		2,155,662
Retail REITs–0.94%
Getty Realty Corp.	21,308	590,871
Kite Realty Group Trust	69,567	1,490,125
Macerich Co.	102,690	1,120,348
NNN REIT, Inc.	2,534	89,552
Saul Centers, Inc.	5,659	199,593
Tanger Factory Outlet Centers, Inc.	48,995	1,107,287
Whitestone REIT	23,067	222,135
		4,819,911
Semiconductors & Semiconductor Equipment–2.61%
†ACM Research, Inc. Class A	21,494	389,149
†Alpha & Omega Semiconductor Ltd.	10,440	311,530
†Ambarella, Inc.	3,478	184,438
Amkor Technology, Inc.	41,743	943,392
†Axcelis Technologies, Inc.	14,540	2,370,747
†Cirrus Logic, Inc.	12,465	921,911
†Credo Technology Group Holding Ltd.	35,912	547,658
†Diodes, Inc.	19,095	1,505,450
†FormFactor, Inc.	4,793	167,467
Kulicke & Soffa Industries, Inc.	16,724	813,288
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Photronics, Inc.	26,528	$536,131
†Rambus, Inc.	42,033	2,345,021
†Silicon Laboratories, Inc.	7,440	862,222
†SiTime Corp.	2,768	316,244
†SMART Global Holdings, Inc.	22,118	538,573
†Veeco Instruments, Inc.	24,315	683,495
		13,436,716
Software–6.43%
†8x8, Inc.	53,650	135,198
A10 Networks, Inc.	7,306	109,809
Adeia, Inc.	51,672	551,857
†Agilysys, Inc.	6,191	409,597
†Alkami Technology, Inc.	16,416	299,100
†Alteryx, Inc. Class A	10,891	410,482
†Appfolio, Inc. Class A	8,382	1,530,805
†Applied Digital Corp.	34,731	216,721
†AppLovin Corp. Class A	52,340	2,091,506
†AvePoint, Inc.	66,344	445,832
†Bill Holdings, Inc.	16,494	1,790,754
†Blackbaud, Inc.	10,586	744,408
Clear Secure, Inc. Class A	40,206	765,522
†Consensus Cloud Solutions, Inc.	8,662	218,109
†Digital Turbine, Inc.	46,597	281,912
Dolby Laboratories, Inc. Class A	17,995	1,426,284
Ebix, Inc.	10,592	104,649
†Everbridge, Inc.	19,458	436,248
†Freshworks, Inc. Class A	20,046	399,316
†Gitlab, Inc. Class A	6,853	309,893
†Intapp, Inc.	6,965	233,467
InterDigital, Inc.	13,034	1,045,848
†LiveRamp Holdings, Inc.	29,823	860,095
†Manhattan Associates, Inc.	14,840	2,933,274
†Matterport, Inc.	45,932	99,672
†MicroStrategy, Inc. Class A	1,004	329,593
†Mitek Systems, Inc.	19,964	214,014
†Model N, Inc.	10,322	251,960
†N-able, Inc.	7,493	96,660
†NCR Corp.	36,253	977,743
†OneSpan, Inc.	19,383	208,367
†PagerDuty, Inc.	26,565	597,447
Progress Software Corp.	19,538	1,027,308
†Q2 Holdings, Inc.	25,868	834,760
†Qualys, Inc.	12,611	1,923,808
†Rapid7, Inc.	25,210	1,154,114
†RingCentral, Inc. Class A	41,236	1,221,823
Sapiens International Corp. NV	14,663	416,869
†SentinelOne, Inc. Class A	18,139	305,824
†Smartsheet, Inc. Class A	11,238	454,689
†SolarWinds Corp.	23,191	218,923
†Sprout Social, Inc. Class A	16,860	840,977
†SPS Commerce, Inc.	16,424	2,802,099
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–10

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Varonis Systems, Inc.	20,501	$626,101
†Weave Communications, Inc.	15,643	127,490
†Yext, Inc.	51,249	324,406
†Zeta Global Holdings Corp. Class A	30,690	256,261
		33,061,594
Specialized REITs–0.52%
EPR Properties	3,332	138,411
Gaming & Leisure Properties, Inc.	29,950	1,364,223
PotlatchDeltic Corp.	20,121	913,292
Safehold, Inc.	14,248	253,614
		2,669,540
Specialty Retail–2.79%
Aaron's Co., Inc.	14,098	147,606
†Abercrombie & Fitch Co. Class A	22,499	1,268,269
Academy Sports & Outdoors, Inc.	2,078	98,227
American Eagle Outfitters, Inc.	8,802	146,201
†Asbury Automotive Group, Inc.	3,773	868,054
†AutoNation, Inc.	3,512	531,717
Buckle, Inc.	14,711	491,200
Build-A-Bear Workshop, Inc.	6,108	179,636
Caleres, Inc.	16,604	477,531
†Carvana Co.	9,478	397,887
Designer Brands, Inc. Class A	22,597	286,078
Gap, Inc.	80,351	854,131
†Genesco, Inc.	5,770	177,831
Group 1 Automotive, Inc.	5,337	1,434,105
Guess?, Inc.	14,029	303,588
Hibbett, Inc.	5,231	248,525
Murphy USA, Inc.	3,889	1,328,988
†National Vision Holdings, Inc.	26,022	421,036
†ODP Corp.	16,300	752,245
†Overstock.com, Inc.	21,183	335,115
†Petco Health & Wellness Co., Inc.	39,498	161,547
†Sally Beauty Holdings, Inc.	49,271	412,891
Signet Jewelers Ltd.	21,241	1,525,316
Sonic Automotive, Inc. Class A	7,489	357,675
Upbound Group, Inc.	13,657	402,199
†Urban Outfitters, Inc.	21,889	715,551
		14,323,149
Technology Hardware, Storage & Peripherals–0.78%
†Super Micro Computer, Inc.	14,649	4,017,049
		4,017,049
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.58%
†Crocs, Inc.	5,433	$479,353
†Deckers Outdoor Corp.	663	340,842
†Figs, Inc. Class A	61,459	362,608
†G-III Apparel Group Ltd.	20,204	503,484
Kontoor Brands, Inc.	3,964	174,059
Movado Group, Inc.	4,865	133,058
Oxford Industries, Inc.	5,237	503,433
Tapestry, Inc.	16,757	481,764
		2,978,601
Tobacco–0.11%
Turning Point Brands, Inc.	8,148	188,137
Universal Corp.	7,810	368,710
		556,847
Trading Companies & Distributors–1.80%
Applied Industrial Technologies, Inc.	13,817	2,136,246
†BlueLinx Holdings, Inc.	4,172	342,479
Boise Cascade Co.	17,099	1,761,881
†DXP Enterprises, Inc.	7,006	244,790
†GMS, Inc.	19,820	1,267,885
H&E Equipment Services, Inc.	5,335	230,419
†Hudson Technologies, Inc.	19,335	257,156
McGrath RentCorp	9,052	907,372
†MRC Global, Inc.	16,698	171,155
Textainer Group Holdings Ltd.	15,777	587,693
Veritiv Corp.	6,220	1,050,558
†Xometry, Inc. Class A	16,458	279,457
		9,237,091
Water Utilities–0.41%
American States Water Co.	9,848	774,841
Consolidated Water Co. Ltd.	7,447	211,793
SJW Group	14,737	885,841
York Water Co.	7,031	263,592
		2,136,067
Wireless Telecommunication Services–0.19%
Spok Holdings, Inc.	8,366	119,383
Telephone & Data Systems, Inc.	46,094	843,981
		963,364
Total Common Stock (Cost $492,910,326)		508,304,196
RIGHTS–0.00%
=†Chinook Therapeutics, Inc.	24,718	9,640
Total Rights (Cost $9,640)		9,640

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–11

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.14%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	5,851,055	$5,851,055
Total Money Market Fund (Cost $5,851,055)		5,851,055

TOTAL INVESTMENTS–100.05% (Cost $498,771,021)	$514,164,891
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(280,700)
NET ASSETS APPLICABLE TO 50,086,789 SHARES OUTSTANDING–100.00%	$513,884,191

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

The following futures contracts were outstanding at September 30, 2023:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
55	E-mini Russell 2000 Index	$4,946,150	$5,103,569	12/15/23	$—	$(157,419)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–12

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund (formerly LVIP SSGA Small/Mid Cap 200 Fund) (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–13

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$5,584,528	$—	$—	$5,584,528
Air Freight & Logistics	1,109,921	—	—	1,109,921
Automobile Components	7,178,635	—	—	7,178,635
Automobiles	910,284	—	—	910,284
Banks	45,012,266	—	—	45,012,266
Beverages	2,242,632	—	—	2,242,632
Biotechnology	34,168,897	—	—	34,168,897
Broadline Retail	399,261	—	—	399,261
Building Products	7,558,520	—	—	7,558,520
Capital Markets	8,061,099	—	—	8,061,099
Chemicals	8,224,139	—	—	8,224,139
Commercial Services & Supplies	8,271,459	—	—	8,271,459
Communications Equipment	4,210,108	—	—	4,210,108
Construction & Engineering	7,031,323	—	—	7,031,323
Construction Materials	1,130,319	—	—	1,130,319
Consumer Finance	3,384,390	—	—	3,384,390
Consumer Staples Distribution & Retail	2,749,901	—	—	2,749,901
Containers & Packaging	1,252,033	—	—	1,252,033
Diversified Consumer Services	5,656,195	—	—	5,656,195
Diversified REITs	3,600,083	—	—	3,600,083
Diversified Telecommunication Services	2,877,142	—	—	2,877,142
Electric Utilities	3,659,988	—	—	3,659,988
Electrical Equipment	9,484,716	—	—	9,484,716
Electronic Equipment, Instruments & Components	15,272,942	—	—	15,272,942
Energy Equipment & Services	14,085,601	—	—	14,085,601
Entertainment	2,652,564	—	—	2,652,564
Financial Services	11,382,605	—	—	11,382,605
Food Products	5,652,518	—	—	5,652,518
Gas Utilities	3,990,235	—	—	3,990,235
Ground Transportation	2,837,339	—	—	2,837,339
Health Care Equipment & Supplies	18,155,902	—	— *	18,155,902
Health Care Providers & Services	12,443,425	—	—	12,443,425
Health Care REITs	3,568,473	—	—	3,568,473
Health Care Technology	3,126,031	—	—	3,126,031
Hotel & Resort REITs	3,372,708	—	—	3,372,708
Hotels, Restaurants & Leisure	10,052,014	—	—	10,052,014
Household Durables	8,485,310	—	—	8,485,310
Household Products	1,393,544	—	—	1,393,544
Independent Power and Renewable Electricity Producers	4,311,634	—	—	4,311,634
Industrial REITs	1,905,763	—	—	1,905,763
Insurance	10,205,054	—	—	10,205,054
Interactive Media & Services	4,309,344	—	—	4,309,344
IT Services	2,540,617	—	—	2,540,617
Leisure Products	2,305,501	—	—	2,305,501
Life Sciences Tools & Services	2,201,099	—	—	2,201,099
Machinery	21,734,165	—	—	21,734,165
Marine Transportation	1,146,883	—	—	1,146,883
Media	3,873,276	—	—	3,873,276
Metals & Mining	9,822,277	—	—	9,822,277
Mortgage Real Estate Investment Trusts (REITs)	5,083,566	—	—	5,083,566
Multi-Utilities	2,030,368	—	—	2,030,368
Office REITs	4,362,208	—	—	4,362,208
Oil, Gas & Consumable Fuels	23,107,927	—	—	23,107,927
Paper & Forest Products	421,442	—	—	421,442
Passenger Airlines	1,898,964	—	—	1,898,964
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–14

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Personal Care Products	$4,255,758	$—	$—	$4,255,758
Pharmaceuticals	8,604,326	—	—	8,604,326
Professional Services	10,317,578	—	—	10,317,578
Real Estate Management & Development	3,281,805	—	—	3,281,805
Residential REITs	2,155,662	—	—	2,155,662
Retail REITs	4,819,911	—	—	4,819,911
Semiconductors & Semiconductor Equipment	13,436,716	—	—	13,436,716
Software	33,061,594	—	—	33,061,594
Specialized REITs	2,669,540	—	—	2,669,540
Specialty Retail	14,323,149	—	—	14,323,149
Technology Hardware, Storage & Peripherals	4,017,049	—	—	4,017,049
Textiles, Apparel & Luxury Goods	2,978,601	—	—	2,978,601
Tobacco	556,847	—	—	556,847
Trading Companies & Distributors	9,237,091	—	—	9,237,091
Water Utilities	2,136,067	—	—	2,136,067
Wireless Telecommunication Services	963,364	—	—	963,364
Rights	—	—	9,640	9,640
Money Market Fund	5,851,055	—	—	5,851,055
Total Investments	$514,155,251	$—	$9,640	$514,164,891
Derivatives:

Liabilities:
Futures Contract	$(157,419)	$—	$—	$(157,419)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2023, there were no material transfers to or from Level 3 investments.
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–15